The Manufacturers Life Insurance Company of New York
100 Summit Lake Drive
Valhalla, New York 10595



May 3, 2002


VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549


     Re: The Manufacturers Life Insurance Company of New York Separate Account A
         File Nos. 33-79112 and 33-46217
         -------------------------------

Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2002 for The Manufacturers Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of The Manufacturers Life Insurance Company of New York, contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment no. 13 under the Securities Act of 1933 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 30, 2002 via EDGAR.

     If you have any questions, please call the undersigned at (617) 854-8628.


Very truly yours,

/s/ BETSY ANNE SEEL

Betsy Anne Seel
Senior Counsel